NOTE 3 - GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Jan. 06, 2021	Mar. 31, 2019
Net Income (Loss) Attributable to Parent	$ 150,560	$ 343,033
Stockholders' Equity Attributable to Parent	895,496	759,119	$ 759,119		$ (136)
Retained Earnings (Accumulated Deficit)	$ 1,649,936	1,499,376	1,499,376
A B T I Pharma [Member]
Net Income (Loss) Attributable to Parent			343,033
Stockholders' Equity Attributable to Parent		355,376	355,376	(2)		$ (2)
Retained Earnings (Accumulated Deficit)		$ 343,033	$ 343,033